Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	Virtus Alternative Solutions Trust
Entity Central Index Key	0001589756
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 24, 2022
Document Effective Date	Feb. 28, 2022
Prospectus Date	Feb. 28, 2022
Virtus Duff & Phelps Select MLP and Energy Fund | Class A
Prospectus:
Trading Symbol	VLPAX
Virtus Duff & Phelps Select MLP and Energy Fund | Class C
Prospectus:
Trading Symbol	VLPCX
Virtus Duff & Phelps Select MLP and Energy Fund | Class I
Prospectus:
Trading Symbol	VLPIX
Virtus KAR Long/Short Equity Fund | Class A
Prospectus:
Trading Symbol	VLSAX
Virtus KAR Long/Short Equity Fund | Class C
Prospectus:
Trading Symbol	VLSCX
Virtus KAR Long/Short Equity Fund | Class I
Prospectus:
Trading Symbol	VLSIX
Virtus KAR Long/Short Equity Fund | Class R6
Prospectus:
Trading Symbol	VLSRX